Property, Plant And Equipment - Schedule of Net Book Values of Property, Plant and Equipment (Details) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	SFr 431
Property, plant and equipment at end of period	365	SFr 431
Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	851	823
Acquisitions	65	28
Property, plant and equipment at end of period	916	851
Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(420)	(332)
Depreciation expense	(132)	(88)
Property, plant and equipment at end of period	(551)	(420)
Laboratory Equipment
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	249
Property, plant and equipment at end of period	225	249
Laboratory Equipment | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	555	540
Acquisitions	45	15
Property, plant and equipment at end of period	600	555
Laboratory Equipment | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(305)	(246)
Depreciation expense	(70)	(59)
Property, plant and equipment at end of period	(375)	(305)
Laboratory Fixtures and Fittings
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	135
Property, plant and equipment at end of period	108	135
Laboratory Fixtures and Fittings | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	195	195
Property, plant and equipment at end of period	195	195
Laboratory Fixtures and Fittings | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(59)	(44)
Depreciation expense	(28)	(15)
Property, plant and equipment at end of period	(87)	(59)
Office Equipment & Hardware
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	46
Property, plant and equipment at end of period	32	46
Office Equipment & Hardware | Acquisition cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	101	88
Acquisitions	20	13
Property, plant and equipment at end of period	121	101
Office Equipment & Hardware | Accumulated Depreciation
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment at beginning of period	(55)	(41)
Depreciation expense	(34)	(14)
Property, plant and equipment at end of period	SFr (89)	SFr (55)